Organization (Tables)	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of subsidiaries and variable interest entities

Name	Date of Incorporation	Place of incorporation	Percentage of effective ownership	Principal Activities
China BPO Holdings Limited, ("CBPO")	March 28, 2014	Hong Kong	100%	Holding company of WFOE

Shandong Juncheng Information Technology Co., Ltd. ("WFOE")	August 19, 2014	PRC	100%	Holding company

Shandong Taiying Technology Co., Ltd. ("Taiying")	December 18, 2007	PRC	Contractual arrangements (1)	BPO service provider principally serves North China

Chongqing Central BPO Industry Co., Ltd. ("Central BPO")	January 28, 2010	PRC	100% (2)	BPO service provider principally serves South China

Jiangsu Taiying Technology Co., Ltd. ("JTTC")	February 25, 2010	PRC	100% (2)	BPO service provider which principally serves East China

Hebei Taiying Communication BPO Co., Ltd. ("HTCC")	April 20, 2010	PRC	51% (4)	BPO service provider which principally serves North China

Shandong Central BPO Industry Co., Ltd. ("SCBI")	August 9, 2012	PRC	100% (5)	BPO service provider which principally serves North China

Shandong Taiying Technology Chongqing Branch Company ("STTCB")	February 22, 2013	PRC	100% (2)	BPO service provider principally serves South China

Jiangsu Central Information Service Co., Ltd. ("JCBI")	December 12, 2013	PRC	100% (2)	BPO service provider principally serves East China

Anhui Taiying Information Technology Co., Ltd. ("ATIT")	December 26, 2013	PRC	100% (2)	BPO service provider principally serves East China

Jiangsu Taiying Information Service Co., Ltd. ("JTIS")	July 1, 2014	PRC	100% (2)	BPO service provider principally serves East China

Nanjing Taiying E-Commercial Business Co., Ltd. ("NTEB")	December 25, 2014	PRC	100% (2)	BPO service provider principally serves East China

Name	Date of Incorporation	Place of incorporation	Percentage of effective ownership	Principal Activities
Jiangxi Taiying Technology Co., Ltd. ("JXTT")	January 8, 2015	PRC	100% (2)	BPO service provider principally serves Southeast China

Xinjiang Taiying Technology Co., Ltd ("XTTC")	March 20, 2015	PRC	100% (2)	BPO service provider principally serves Northwest, China

Beijing Taiying Technology Co., Ltd. ("BTTC")	June 30, 2015	PRC	100% (2)	BPO service provider principally serves North China

Zaozhuang Shenggu E-commerce Co., Ltd. ("ZSEC")	June 16, 2016	PRC	100% (3)	E-commerce service provider for the Company

Baoding Taiying Information Technology Service Co., Ltd. ("BTIT")	June 16, 2017	PRC	100% (2)	BPO service provider principally serves Hebei Province, China

Sichuan Taiying Technology Co., Ltd. ("STTC")	November 8, 2017	PRC	100% (2)	BPO service provider principally serves Sichuan Province, China

Guangxi Taiying Information Technology Co., Ltd. ("GTTC")	March 28, 2018	PRC	100% (2)	BPO service provider principally serves Guangxi Zhuang Autonomous Region, China

Guangdong Taiying Technology Co., Ltd. ("GDTT")	September 6, 2018	PRC	100% (2)	BPO service provider principally serves Guangdong Province

Shandong Taiying Technology Wuhan Branch Company ("STTWB")	November 8, 2018	PRC	100% (2)	BPO service provider principally serves Hubei Province

Shandong Taiying Technology Chuzhou Branch Company ("STTCZB")	January 28, 2019	PRC	100% (2)	In the process of dissolution

Shandong Taiying Technology Bozhou Branch Company ("STTBB")	March 18, 2019	PRC	100% (2)	In the process of dissolution

Yangzhou Taiying Information Technology Co., Ltd. ("YTIT")	July 8, 2019	PRC	100% (2)	BPO service provider principally serves Jiangshu Province

Ganjiang New District Taiying Information Services Co., Ltd. ("GNDT")	July 25, 2019	PRC	100% (2)	BPO service provider principally serves Jiangxi Province

Shandong Taiying Technology Hefei Branch Company ("STTHB")	November 28, 2019	PRC	100% (2)	BPO service provider principally serves Anhui Province

Shandong Taiying Technology Jiangxi Branch Company ("STTJB")	December 6, 2019	PRC	100% (2)	BPO service provider principally serves Jiangxi Province

Shandong Taiying Technology Guangdong Branch Company ("STTGB")	January 22, 2020	PRC	100% (2)	BPO service provider principally serves Guangdong Province

Tianjin Taiying Zhongbao Network Technology Co., Ltd. ("TTZN")	May 18, 2020	PRC	100% (2)	BPO service provider principally serves North China

Zaozhuang Taiying Technology Co., Ltd. ("ZTTC")	March 19, 2020	PRC	100% (2)	BPO service provider principally serves Hebei Province

(1) VIE effectively controlled by WFOE through a series of contractual agreements

(2) Wholly-owned subsidiaries of Taiying

(3) Wholly-owned subsidiary of BTTC

(4) 49% owned by Beijing Jiate Information Technology Co., Ltd.

(5) Wholly-owned subsidiary of Central BPO

Summary of balance sheet

	December 31, 2019			December 31, 2018
	Held by CCRC	Held by CBPO	Held by WFOE	Held by CCRC	Held by CBPO	Held by WFOE

Assets
Cash and cash equivalents	$119,778	$17,125	$4,793,416	$579,490	$17,219	$4,729,713
Other receivables	24,000	-	-	2,035	-	73
Prepayments	22,740	-	-	109,583	-	9,730
Income taxes recoverable	-	-	46,579	-	-	11,942
Long term investment	-	5,000,000	-	-	5,000,000	-
Property and equipment, net	-	-	-	-	-	15,084

Liabilities
Other payables	$-	$52,000	$2,017	$34,797	$57,000	$34,809
Wages payable	100,000	-		100,000	-	130,882

	December 31, 2019	December 31, 2018
ASSETS
Cash and cash equivalents	$20,398,167	$19,093,490
Accounts receivable, net	42,606,485	30,050,506
Prepayments	2,373,906	1,570,522
Prepayment, related party	90,429	91,618
Due from related party, current	-	199,994
Income taxes recoverable	665,880	516,053
Other current assets	3,384,704	1,957,815
Total current assets of VIE and its subsidiaries	69,519,571	53,479,998
Equity investments	3,446,346	3,491,653
Property and equipment, net	10,115,782	8,275,376
Operating lease right-of-use assets	9,827,114	-
Operating lease right-of-use asset, related party	172,121	-
Due from related party, non-current	215,307	-
Deferred tax assets	242,863	486,009
Total non-current assets of VIE and its subsidiaries	24,019,533	12,253,038
Total assets of VIE and its subsidiaries	$93,539,104	$65,733,036

LIABILITIES
Accounts payable	$2,602,972	$610,724
Accounts payable - related parties	149,658	162,112
Accrued liabilities and other payables	4,587,875	5,546,553
Operating lease liabilities – current	3,797,069	-
Operating lease liabilities – current, related party	163,995	-
Deferred revenue	456,331	361,636
Wages payable	10,372,596	6,851,256
Income taxes payable	452,961	364,157
Short term loans	4,306,138	3,635,623
Total current liabilities of VIE and its subsidiaries	26,889,595	17,532,061
Operating lease liabilities, non-current	6,068,702	-
Total non-current liabilities of VIE and its subsidiaries	6,068,702	-
Total liabilities of VIE and its subsidiaries	$32,958,297	$17,532,061